Accrued Expenses and Other Liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of accrued expenses and other liabilities [text block] [Abstract]
Schedule of accrued expenses and other liabilities
	June 30,	December 31,
	2021	2020
	Unaudited	Audited
	USD in thousands

Employees and related institutions	229	584
Accrued expenses	580	665
Other payables	221	279
	1,030	1,528